Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Under Noncancelable Operating Leases

As of December 31, 2013, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2014	$1,163
2015	1,097
2016	1,069
2017	966
2018	858
Thereafter	1,600

Total future minimum lease payments	$6,753